Description of Business and Summary of Significant Accounting Policies - Revenue Recognition (Details) - Master Services Agreement with Innovative Government Solutions, LLC - USD ($)		9 Months Ended
	Sep. 15, 2022	Sep. 30, 2022
Description of Business and Summary of Significant Accounting Policies
License term	12 years
Non-refundable revenue advance	$ 1,500,000	$ 1,500,000
Revenue		$ 0
First anniversary of the MSA
Description of Business and Summary of Significant Accounting Policies
Non-refundable revenue advance	1,500,000
Second anniversary of the MSA
Description of Business and Summary of Significant Accounting Policies
Non-refundable revenue advance	1,000,000
Third anniversary of the MSA
Description of Business and Summary of Significant Accounting Policies
Non-refundable revenue advance	$ 2